Leases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease [Abstract]
Right-of-use assets, beginning balance		$ 4,821
Modifications and renewals		33
Additions	$ 316	(333)
Disposals	(40)
Depreciation expense	(725)	(642)
Right-of-use assets, ending balance	3,430	3,879
Lease liabilities, beginning balance		5,208
Modifications and renewals		(100)
Additions	316	(328)
Disposals	(43)
Interest expense	243	272
Payments	(904)	(716)
Lease liabilities, ending balance	$ 3,948	$ 4,336